Share-based Payment - Additional Information (Details) € / shares in Units, € in Millions	3 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€) € / shares	Mar. 31, 2025 kr / shares	Mar. 31, 2025 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares			kr 1
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options				€ 11.98
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options		€ 145.5
Performance Stock Unit Program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting	In addition to service conditions, vesting is also contingent upon achievement of long-term strategic goals as evaluated by the Board no later than two weeks prior to each vesting date. Exceeding performance targets will not result in vesting of more PSUs than 100%, nor will it result in additional grants.
Performance Stock Unit Program [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting rights			100.00%	100.00%
Profit Loss [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation costs | €	€ 25.6	€ 17.3